CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (parenthetical) - shares	Jan. 11, 2021	Jan. 06, 2021	Dec. 16, 2020	Dec. 31, 2020
Aggregate Of Sponsor Shares Surrendered			2,875,000
Common Stock Dividends, Shares		1,150,000
Ivanhoe Capital Acquisition Corp [Member]
Aggregate Of Sponsor Shares Surrendered	900,000
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Number Of Shares Subject To Forfeiture		900,000		900,000
Aggregate Of Sponsor Shares Surrendered			2,875,000
Common Stock Dividends, Shares		1,150,000
Aggregate Number Of Shares Owned		6,900,000